TSR, INC.
400 Oser Avenue
Hauppauge, New York  11788

September  14, 2010

VIA EDGAR

United States Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549
Attn: Maryse Mills-Apporteng, Special Counsel

Re:        TSR, Inc.
Preliminary Proxy Statement on Schedule 14A
Filed  September 1, 2010
File No.  000-08656

Dear Ms. Mills-Apporteng

TSR Inc. (the “Company”) acknowledges that:

•	the Company is responsible for the adequacy and accuracy of the disclosure in the filings;

•	staff comments or changes to disclosure in response to staff comments do not foreclosure the SEC from taking any action with respect to the filings; and

•	the Company may not assert staff comments as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

Yours truly,

TSR, INC.

By:/s/ John Sharkey

cc:  Michael F. Johnson